Derivatives and Hedging - Schedule of Notional Amount and Fair Value of Outstanding Derivatives (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Notional Amount and Fair Value of Outstanding Derivatives [Abstract]
Notional amount of foreign currency contracts	$ 14,800	$ 10,921
Fair value of foreign currency contracts assets	42	429
Fair Value of foreign currency contracts liabilities	$ 120